CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 79,426	$ 1,382,525	$ 1,262
Receivables	311,383	2,316	0
Prepaid expenses	261,432	27,160	62,089
Inventory	182,501	67,144	0
Due from related parties	398,392	429,648	399,251
Total Current Assets	1,233,134	1,908,793	462,602
Property and equipment, net	659,847	79,153	36,597
Intangible assets, net	51,127	54,912	0
Operating lease right of use asset	2,050,985	315,207	546,350
Lease security deposit	180,301	86,811	83,386
Total Assets	4,175,394	2,444,876	1,128,935
Current liabilities
Accounts payable and accrued expenses (including accounts payable and accrued expenses of VIE without recourse to the Company of $103,220 and $101,175 as of June 30, 2021 and December 31, 2020, respectively)	103,220	101,175	0
Customer deposits (including customer deposits of VIE without recourse to the Company of $0 and $11,028 as of June 30, 2021 and December 31, 2020, respectively)	0	11,028	0
Advances from prospective customers/distributors (including advances from prospective customers/distributors of VIE without recourse to the Company of $699,852 and $757,896 as of June 30, 2021 and December 31, 2020, respectively)	699,852	757,896	0
Due to related parties (including due to related parties without recourse to the Company of $751,703 and $91,951 as of June 30, 2021 and December 31, 2020 respectively)	751,703	91,951	93,852
Operating lease liabilities - current (including operating lease liabilities - current of VIE without recourse to the Company of $505,952 and $315,207 as of March 31, 2021 and December 31, 2020, respectively)	505,952	315,207	262,928
Total Current Liabilities	2,060,727	1,277,257	356,780
Non-current liabilities
Operating lease liabilities - non-current (including operating lease liability - non- current of VIE without recourse to the Company of $1,545,033 and $0 as of June 30, 2021 and December 31, 2020, respectively)	1,545,033	0	283,422
Total Liabilities	3,605,760	1,277,257	640,202
Commitments and contingencies	0	0	0
Shareholders' Equity:
Preferred stock, par value $.01 per share, 5,000,000 shares authorized, none issued	0	0	0
Common stock value	0	1,015	0
Additional Paid in Capital	2,117,599	2,107,602	723,861
Accumulated deficit	(1,751,678)	(942,994)	(231,193)
Accumulated other comprehensive income (loss)	85,531	1,996	(3,935)
Total Shareholders' Equity	569,634	1,167,619	488,733
Total Liabilities and Shareholders' Equity	4,175,394	2,444,876	1,128,935
Common Stock Class B [Member]
Shareholders' Equity:
Common stock value	4	0	0
Total Shareholders' Equity	4	0	0
Common Class A [Member]
Shareholders' Equity:
Common stock value	$ 118,178	$ 117,000	$ 0